Other Liabilities - Summary of Derivative Financial Liabilities (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Interest rate swap [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Notional amount | $		$ 1,290,000
Derivative Financial Liabilities [Member] | Foreign currency swap [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Carrying amount	¥ 57,787
Notional amount	¥ 6,739,476	$ 163,270
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | USD
Disclosure Of Derivative Financial Liabilities [Line Items]
Pay side	USD
Receive side	USD
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | RMB
Disclosure Of Derivative Financial Liabilities [Line Items]
Pay side	RMB
Receive side	RMB
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | Bottom of range [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Maturity date	19/05/2021
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | Top of range [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Maturity date	01/09/2021
Derivative Financial Liabilities [Member] | Interest rate swap [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Carrying amount	¥ 11,653
Maturity date	May 18, 2023
Pay side	Fixed
Receive side	1 month